CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Monarch Gold Corporation	Exploration Properties	Share capital	Share capital Monarch Gold Corporation	Share capital Exploration Properties	Share capital Exploration Properties	Contributed surplus	Accumulated other comprehensive (loss) income	Deficit	Attributable to Yamana Gold Inc. equity holders	Attributable to Yamana Gold Inc. equity holders Monarch Gold Corporation	Attributable to Yamana Gold Inc. equity holders Exploration Properties	Non-controlling interests
Balance, beginning of year at Dec. 31, 2020	$ 5,172.3			$ 7,648.9				$ 22.7	$ (6.5)	$ (3,318.8)	$ 4,346.3			$ 826.0
Changes in equity [abstract]
Net loss	88.8									147.5	147.5			(58.7)
Other comprehensive loss	(15.9)								(15.9)		(15.9)			0.0
Total comprehensive loss	72.9								(15.9)	147.5	131.6
Transactions with owners
Issued on vesting of restricted share units (Note 30)	0.0			4.5				(4.5)
Vesting restricted share units	4.9							4.9			4.9			0.0
Issued on exercise of share options	5.0									(16.4)	(16.4)			21.4
Cash contributions from non-controlling interests in MARA (Note 6)	18.6													18.6
Vesting of Mineros option on La Pepa	2.0										2.0
Acquisition of own shares, share cancellations and other adjustments (Note 30)	(28.8)													0.0
Issued on acquisition		$ 61.2	$ 3.1		$ 61.2	$ 3.1	$ 3.1					$ 61.2	$ 3.1
Issued on exercise of warrants (Note 29)	0.1										0.1
Other adjustments				(28.6)				(0.2)			(28.8)
Dividend reinvestment plan (Note 30)	0.7			0.7							0.7
Dividends (Note 29)	(108.6)									(108.6)	(108.6)
Balance, ending of year (Previously stated [member]) at Dec. 31, 2021	5,203.2			7,689.9				24.9	(22.4)	(3,296.5)	4,395.9			807.3
Balance, ending of year (Adjusted balance) at Dec. 31, 2021	5,203.2			7,689.9				24.9	(22.4)	(3,296.5)	4,395.9			807.3
Balance, ending of year at Dec. 31, 2021	5,203.2			7,689.9
Changes in equity [abstract]
Net loss	(1,395.4)									(982.3)	(982.3)			(413.1)
Other comprehensive loss	(25.6)								(25.6)		(25.6)			0.0
Total comprehensive loss	(1,421.0)								(25.6)	(982.3)	(1,007.9)			(413.1)
Transactions with owners
Issued on vesting of restricted share units (Note 30)	0.0			4.4				(4.4)
Vesting restricted share units	5.6							5.6			5.6			0.0
Cash contributions from non-controlling interests in MARA (Note 6)	19.7													19.7
Vesting of Mineros option on La Pepa	0.3										0.3
Issued on acquisition					$ 0.0	$ 0.0
Issued on exercise of warrants (Note 29)	0.2										0.2
Other adjustments	0.1			0.0				0.1			0.1
Dividend reinvestment plan (Note 30)	0.5			0.5							0.5
Dividends (Note 29)	(115.3)									(115.3)	(115.3)
Balance, ending of year at Dec. 31, 2022	$ 3,693.4			$ 7,695.0				$ 26.4	$ (48.0)	$ (4,393.9)	$ 3,279.5			$ 413.9